Plant Restructuring (table) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Balance	$ 8,872	$ 1,249	$ 10
Plant Restructuring	1,829	10,302	1,376
Cash payment/write offs	(5,586)	(2,679)	(137)
Balance	5,115	8,872	1,249
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Balance	0	715	10
Plant Restructuring	1,578	162	842
Cash payment/write offs	(1,541)	(877)	(137)
Balance	37	0	715
Long Lived Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance	4,975	264	0
Plant Restructuring	(384)	5,065	264
Cash payment/write offs	182	(354)	0
Balance	4,773	4,975	264
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance	3,897	270	0
Plant Restructuring	635	5,075	270
Cash payment/write offs	(4,227)	(1,448)	0
Balance	$ 305	$ 3,897	$ 270